                              GARTMORE MUTUAL FUNDS

 Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Money Market Fund,
    Gartmore Morley Enhanced Income Fund, Gartmore Short Duration Bond Fund,
                          Gartmore Tax-Free Income Fund

                       Supplement dated March 31, 2005 to
                       Prospectus dated February 28, 2005

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The first sentence of the "Distributions and Capital Gains" section found on page 46 of the above referenced prospectus is amended as follows:

     The Fund(s) intend to calculate income dividends daily and pay income dividends to you monthly.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.

                              GARTMORE MUTUAL FUNDS

               Gartmore Bond Fund, Gartmore Government Bond Fund,
                          Gartmore Tax-Free Income Fund

                           Class X and Class Y Shares

                       Supplement dated March 31, 2005 to
                       Prospectus dated February 28, 2005

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The first sentence of the "Distributions and Capital Gains" section found on page 27 of the above referenced prospectus is amended as follows:

     The Fund(s) intend to calculate income dividends daily and pay income dividends to you monthly.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.

                              GARTMORE MUTUAL FUNDS

  Gartmore Convertible Fund, Gartmore High Yield Bond Fund, Gartmore Micro Cap Equity Fund, Gartmore Small Cap Growth Fund, Gartmore Value Opportunities Fund,

                       Supplement dated March 31, 2005 to
                       Prospectus dated February 28, 2005

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. The first sentence of the "Distributions and Capital Gains" section found on page 40 of the above referenced prospectus is amended as follows:

     The Fund(s) (except Gartmore High Yield Bond Fund) intend to distribute income dividends to you quarterly. Gartmore High Yield Bond Fund intends to calculate income dividends daily and pay income dividends to you monthly.

2. In the subsection entitled "Gartmore Convertible Fund" within the "Fund Management" section found on page 25, the reference to Sean George as a member of the management team is hereby deleted.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.